Cash Flow Statement - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Net gain / (loss)	$ (5,468,758)	$ (5,969,001)	$ (1,980,785)
Adjustments to reconcile net income/ (loss) to net cash used in operating activities:
Depreciation	59,645	38,922	28,086
Share of gain / (loss) of an associate	(1,573)	8,016
Gain on disposal of an associate	(6,443)
Intangible asset written-off	62,692
Goodwill written-off	259,520
Consultancy fees paid by shares issuance		360,000
Non-controlling interest	(11,474)	(12,193)	(8,907)
Changes in assets and liabilities:
Deposits and other receivables	(29,821)	(360,995)	(420,864)
Account receivables	59,540	48,928	(10,527)
Inventory	(32,791)	54,336	13,100
Deferred tax assets
Accounts payables	(123,613)	(5,282)	(14,938)
Accrued liabilities and other payables-Third party	400,554	57,529	46,363
Amount due to directors	84,102	(280,010)	(445,927)
Convertible promissory notes			(260,000)
Net cash (used in) operating activities	(4,748,420)	(6,059,750)	(3,054,399)
Cash flow from investing activities
Acquisition of subsidiary-net of cash acquired	(172,573)
Investment in associate	549,872	(900,000)
Decrease in loan receivable	369,990
Acquisition of assets	(49,390)	(65,805)	(82,498)
Net cash provided by / (used in) investing activities	697,899	(965,805)	(82,498)
Cash flow from financing activities
Cash for issuance of shares		10,537,065	4,462,935
Loan repayment	(222,456)
Repayment of convertible promissory note			(100,000)
Net cash (used in) / provided by financing activities	(222,456)	10,537,065	4,362,935
Effect of foreign exchange rate changes on cash and cash equivalent
Cash and cash equivalents:
Net increase (decrease)	(4,272,977)	3,511,510	1,226,038
Balance at beginning of period	4,756,354	1,244,844	18,806
Balance at end of period	483,377	4,756,354	1,244,844
Supplemental cash flow information:
Cash paid for income taxes
Cash paid for interest	$ 0